Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	11.03
Maximum Aggregate Offering Price	$ 6,618,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,013.22
Offering Note	Amount to be registered consists of 600,000 shares of common stock of Primis Financial Corp. ("Common Stock") that may be offered or sold under the Primis Financial Corp. Omnibus Incentive Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on August 7, 2025, a date within five business days prior to the filing of this Registration Statement.